Fair Value Measurements (Schedule of Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Fair value, asset (liability)	$ (11,381)	$ (28,480)
Level 2 [Member]
Earn-out obligation
Fair value, asset (liability)	77	545
Level 3 [Member]
Earn-out obligation	(11,458)	(29,025)
Fair value, asset (liability)	(11,458)	(29,025)
Foreign Exchange Future [Member]
Derivative assets, net	310	301
Derivative liabilities, net	(430)	(1,543)
Foreign Exchange Future [Member] | Level 2 [Member]
Derivative assets, net	310	301
Derivative liabilities, net	(430)	(1,543)
Foreign Exchange Future [Member] | Level 3 [Member]
Derivative assets, net
Derivative liabilities, net
Foreign Exchange Future Two [Member]
Derivative assets, net	197	153
Foreign Exchange Future Two [Member] | Level 2 [Member]
Derivative assets, net	197	153
Foreign Exchange Future Two [Member] | Level 3 [Member]
Derivative assets, net
Earn Out Obligations [Member]
Earn-out obligation	(11,458)	(29,025)
Earn Out Obligations [Member] | Level 2 [Member]
Earn-out obligation
Earn Out Obligations [Member] | Level 3 [Member]
Earn-out obligation	(11,458)	(29,025)
Long-term Investments [Member]
Derivative assets, net		1,634
Long-term Investments [Member] | Level 2 [Member]
Marketable securities		1,634
Long-term Investments [Member] | Level 3 [Member]
Marketable securities